Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 6,838,807	$ 5,632,553
Dividends payable	658,117	510,784
Cash flow	4,938	44,443
Effect of movement in exchange rate	32,882	274,957
Others	(132,789)	34,324
Balance as of December 31	7,401,955	6,838,807
Inter Bank Funds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	0
Dividends payable	0
Cash flow	169,138
Effect of movement in exchange rate	0
Others	0
Balance as of December 31	169,138	0
Bonds Notes And Other Obligations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	6,496,778	5,602,358
Dividends payable	0	0
Cash flow	576,947	585,139
Effect of movement in exchange rate	33,731	274,957
Others	(217,166)	34,324
Balance as of December 31	6,890,290	6,496,778
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	341,746
Dividends payable	0
Cash flow	(83,438)
Effect of movement in exchange rate	(849)
Others	84,377
Balance as of December 31	341,836	341,746
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	283	187
Dividends payable	658,117	510,784
Cash flow	(657,709)	(510,688)
Effect of movement in exchange rate	0	0
Others	0	0
Balance as of December 31	691	283
Payable InterBank Funds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 0	30,008
Dividends payable		0
Cash flow		(30,008)
Effect of movement in exchange rate		0
Others		0
Balance as of December 31		$ 0